Major Customer And Geographic Information (Schedule Of Major Customer Data) (Details)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
IMOD [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	23.00%	23.00%	21.00%
U.S. Government [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	8.00%	7.00%	6.00%